Equity - Restricted stock units (Details) - USD ($) $ in Thousands			12 Months Ended			36 Months Ended
	Apr. 26, 2021	Apr. 22, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Equity
Share price protection mechanism, expense				$ 2,400	$ 2,400
DeepCube
Equity
Percentage of interest acquired		100.00%
Share price protection mechanism, number of shares issued or issuable		892,465
Share-Based Payment Arrangement, Grantee Status [Extensible Enumeration]		us-gaap:ShareBasedPaymentArrangementEmployeeMember
Share price protection mechanism, compensation costs		$ 7,756
Share price protection mechanism, expense			$ 760
Share price protection mechanism, payments			$ 363	522	489
NanoFabrica
Equity
Percentage of interest acquired	100.00%
Share price protection mechanism, number of shares issued or issuable	1,178,008
Share-Based Payment Arrangement, Grantee Status [Extensible Enumeration]	us-gaap:ShareBasedPaymentArrangementEmployeeMember
Share price protection mechanism, compensation costs	$ 10,941
Share price protection mechanism, payments				$ 3,937	$ 516
Requisite service period	2 years
RSU
Equity
Granted			5,817,136			22,810,136
RSU | Minimum
Equity
Vesting period						2 years
RSU | Maximum
Equity
Vesting period						4 years